SA JPMorgan Ultra-Short Bond Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.74%	1.96%	2.01%
ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%			2.18%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	4.62%	2.46%			1.68%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	2.30%			1.54%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	2.20%			1.45%